UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC
          Address:1540 Broadway
          Suite 1510
          New York, NY   10036

Form 13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Morris
Title:    Chief Financial Officer
Phone:    (212) 354-0193

Signature, Place and Date of Signing:

/s/ Paul Morris          New York, NY          October 24, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total:      $365,124 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the managers filing this report.

No.    Form 13F File Number     Name

1.     28-11881                 Locust Wood Capital, LP

    COLUMN 1                                COLUMN 2       COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Value x  Shares or SH/ Put/ Investment  Other   Voting Authority
Name of Issuer                          Title of Class      CUSIP   $1000   PRN amount PRN Call Discretion Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

ADVISORSHARES ACTIVE BEAR ETF           COM               00768Y883   6,510    310,000  SH         SOLE      NONE         6,510
APPLE INC                               COM               037833100  17,355     26,016  SH         SOLE      NONE        17,355
ATLAS ENERGY L P                        UNIT LTD PARTNER  04930A104   2,084     60,325  SH         SOLE      NONE         2,084
ATLAS PIPELINE PARTNERS LP              UNIT LTD PARTNER  049392103      20     20,460  SH         SOLE      NONE            20
ATLS RSR PTNR *PI                       UNIT LTD PARTNER  04941A101   9,539    373,800  SH         SOLE      NONE         9,539
BERKSHIRE HATHAWAY CL A INC DEL         COM               084670108  11,014         83  SH         SOLE      NONE        11,014
BERKSHIRE HATHAWAY INC CLASS B          CLASS B COM       084670702  11,354    128,730  SH         SOLE      NONE        11,354
BURGER KG WRLDWD                        COM               121220107   1,819    130,500  SH         SOLE      NONE         1,819
CDN PAC RLWAY                           COM               13645T100   3,756     45,315  SH         SOLE      NONE         3,756
ECOLAB INC                              COM               278865100  12,567    193,900  SH         SOLE      NONE        12,567
EXXON MOBIL CORP                        COM               30231G102   2,602     28,450  SH         SOLE      NONE         2,602
FORD MOTOR WRNT EXP 01/01/2013          WARRANTS          345370134       3      2,800  SH         SOLE      NONE             3
GENERAL MOTORS                          COM               37045V100   2,521    110,800  SH         SOLE      NONE         2,521
GOOGLE INC CL A                         COM               38259P508   8,365     11,087  SH         SOLE      NONE         8,365
GRACE W R & CO DEL NEW                  COM               38388F108   4,998     84,600  SH         SOLE      NONE         4,998
INTL BUSINESS MACHS CORP                COM               459200101   6,224     30,000  SH         SOLE      NONE         6,224
JC PENNEY CO INC                        COM               708160106   6,553    269,800  SH         SOLE      NONE         6,553
JOHNSON & JOHNSON                       COM               478160104   8,014    116,300  SH         SOLE      NONE         8,014
JPMORGAN CHASE & CO                     COM               46625H100   9,937    245,468  SH         SOLE      NONE         9,937
KAPSTONE PAPER & PACKAGING CORP         COM               48562P103   3,102    138,550  SH         SOLE      NONE         3,102
KINDER MORGAN HOLDCO LLC                COM               49456B101  23,644    665,654  SH         SOLE      NONE        23,644
KINDER MORGAN INC. WARRANTS EXPIRING 20 WARRANTS          49456B119  23,163  6,637,006  SH         SOLE      NONE        23,163
KINDER MORGAN MANAGEMENT LLC            COM               49455U100   4,489     58,750  SH         SOLE      NONE         4,489
KKR & CO L P DEL LIMITED PARTNERSHIP    UNIT LTD PARTNER  48248M102   7,587    502,150  SH         SOLE      NONE         7,587
KRAFT FOODS INC                         COM               50075N104   9,763    236,100  SH         SOLE      NONE         9,763
LIBERTY MEDIA CORP C INTER A            COM               53071M104  17,860    965,411  SH         SOLE      NONE        17,860
LIBERTY MEDIA CORP NEW                  COM               530322106   5,183     49,800  SH         SOLE      NONE         5,183
MACQUARIE INFRASTRUCTURE COMPA          COM               55608B105   8,518    205,350  SH         SOLE      NONE         8,518
MARATHON PETROLEUM CORP                 COM               56585A102  12,171    222,950  SH         SOLE      NONE        12,171
MARTHA STEWART LIVING OMNIMED CL A      COM               573083102     537    174,950  SH         SOLE      NONE           537
MCGRAW-HILL COS INC                     COM               580645109  12,086    221,405  SH         SOLE      NONE        12,086
MICROSOFT CORP                          COM               594918104  11,087    372,530  SH         SOLE      NONE        11,087
MOTOROLA SOLUTIONS INC                  COM               620076307  12,617    249,600  SH         SOLE      NONE        12,617
NEWCASTLE INVT CORP NEW COM REIT        COM               65105M108   8,313  1,103,950  SH         SOLE      NONE         8,313
OAKTREE CAPITAL GROUP LLC               UNIT LTD PARTNER  674001201   1,989     48,500  SH         SOLE      NONE         1,989
PFIZER INC                              COM               717081103   9,302    374,325  SH         SOLE      NONE         9,302
PROCTER & GAMBLE CO                     COM               742718109  10,900    157,150  SH         SOLE      NONE        10,900
QUALCOMM INC                            COM               747525103  13,722    219,650  SH         SOLE      NONE        13,722
STAR GAS PARTNERS L.P.                  UNIT LTD PARTNER  85512C105   2,514    581,950  SH         SOLE      NONE         2,514
TARGET CORP COM                         COM               87612E106   8,997    141,750  SH         SOLE      NONE         8,997
THE HOWARD HUGHS CORP.                  COM               44267D107  14,155    199,220  SH         SOLE      NONE        14,155
TRAVELERS COS INC                       COM               89417E109   5,061     74,150  SH         SOLE      NONE         5,061
UNITED TECHNOLOGIES CORP                COM               913017109   7,790     99,500  SH         SOLE      NONE         7,790
WELLS FARGO & CO-CW18 WT EXP10/28/18    WARRANTS          949746119     502     50,900  SH         SOLE      NONE           502
YAHOO INC                               COM               984332106   4,837    302,800  SH         SOLE      NONE         4,837

                                                                    ------- ----------                                 --------
FILING TOTALS                                                       365,124 16,242,485                                  365,124
                                                                    ======= ==========                                 ========